Defined benefit plans (Tables)	12 Months Ended
Dec. 31, 2023
Statement [LineItems]
Summary of Defined Benefit Plans

	2023	2022

Retirement benefit plans	368	225

Other post-employment benefit plans	178	184

Total defined benefit plans	546	409

Retirement benefit plans in surplus	103	87

Reimbursement rights	20	-

Total defined benefit assets	123	87

Retirement benefit plans in deficit	491	312

Other post-employment benefit plans in deficit	178	184

Total defined benefit liabilities	669	496

Summary of Movements of Defined Benefit Plans

	2023			2022

Movements during the year in defined benefit plans	Retirement benefit plans	Other post-employ- ment benefit plans	Total	Retirement benefit plans	Other post-employ- ment benefit plans	Total

On January 1	225	184	409	3,547	277	3,824

Defined benefit expenses	113	19	132	68	17	85

Remeasurements of defined benefit plans	167	(7)	160	(837)	(67)	(904)

Contributions paid	(83)	-	(83)	(38)	-	(38)

Benefits paid	(39)	(12)	(51)	(117)	(17)	(134)

Net exchange differences	(15)	(6)	(21)	21	15	36

Transfers to disposal groups	-	-	-	(2,421)	(41)	(2,462)

Other	-	-	-	1	-	1

On December 31	368	178	546	225	184	409

Summary of Amounts Recognized in Statement of Financial Positions
The amounts recognized in the statement of financial position are determined as follows:

	2023			2022

	Retirement benefit plans	Other post-employ- ment benefit plans	Total	Retirement benefit plans	Other post-employ- ment benefit plans	Total

Present value of wholly or partly funded obligations	3,165	-	3,165	3,098	-	3,098

Fair value of plan assets	(3,051)	-	(3,051)	(3,083)	-	(3,083)

Fair value of reimbursement rights	(20)	2	(19)	-	-	-

	93	2	95	15	-	15

Present value of wholly unfunded obligations	275	176	451	210	184	394

On December 31	368	178	546	225	184	409

Summary of Fair Value of Plan Assets
The fair value of Aegon’s own transferable financial instruments included in plan assets and the fair value of other assets used by Aegon included in plan assets was nil in both 2023 and 2022.

	2023			2022

Defined benefit expenses	Retirement benefit plans	Other post-employ- ment benefit plans	Total	Retirement benefit plans	Other post-employ- ment benefit plans	Total

Current year service cost	38	6	44	32	11	43

Net interest on the net defined benefit liability (asset)	10	9	19	38	6	45

Past service cost	66	4	69	(3)	-	(3)

Total defined benefit expenses	113	19	132	68	17	85

Summary of Breakdown of Plan Assets for Retirement of Benefit Plans

	2023				2022

Breakdown of plan assets for retirement benefit plans	Quoted	Unquoted	Total	in % of total plan assets	Quoted	Unquoted	Total	in % of total plan assets

Debt instrument	424	177	601	20%	336	154	490	16%

Derivatives	-	(143)	(143)	(5%)	-	(218)	(218)	(7%)

Investment funds	-	2,142	2,142	70%	-	2,214	2,214	72%

Structured securities	-	200	200	7%	-	268	268	9%

Other	-	252	252	8%	-	328	328	11%

On December 31	424	2,627	3,051	100%	336	2,746	3,083	100%

Commissions and expenses [member]
Statement [LineItems]
Summary of Movements of Defined Benefit Plans
Defined benefit expenses are included in “Post-employment benefit costs” in note 13 Other operating expenses.

Movements during the year of the present value of the defined benefit obligations	2023	2022

On January 1	3,491	8,541

Current year service cost	46	43

Interest expense	172	158

Remeasurements of the defined benefit obligations:

- Actuarial gains and losses arising from changes in demographic assumptions	53	(3)

- Actuarial gains and losses arising from changes in financial assumptions	61	(2,420)

Past service cost	109	(3)

Benefits paid	(252)	(529)

Net exchange differences	(65)	164

Transfer to disposal groups	-	(2,462)

Other	-	1

On December 31	3,616	3,491

Movements during the year in plan assets for retirement benefit plans	2023	2022

On January 1	3,083	4,717

Interest income (based on discount rate)	153	114

Remeasurements of the net defined liability (asset)	(21)	(1,518)

Contributions by employer	83	38

Benefits paid	(203)	(395)

Net exchange differences	(44)	127

On December 31	3,051	3,083

Movements during the year of the fair value of the reimbursement rights	2023	2022

On January 1	-	-

Current year service cost	2	-

Remeasurements of the defined benefit obligations:

- Actuarial gains and losses arising from changes in demographic assumptions	-	-

- Actuarial gains and losses arising from changes in financial assumptions	(25)	-

Past service cost	40	-

Benefits paid	2	-

On December 31	20	-

Aegon United Kingdom [member]
Statement [LineItems]
Summary of Actuarial Assumptions used to Determine Defined Benefit Obligations
The principal actuarial assumptions that apply for the year ended December 31 are as follows:

Actuarial assumptions used to determine defined benefit obligations at year-end	2023		2022

Demographic actuarial assumptions

Mortality	UK mortality table	1)	UK mortality table	2)

Financial actuarial assumptions

Discount rate	4.79%		4.96%

Price inflation	3.10%		3.20%

1	Club Vita tables based on analysis of Scheme membership CMI 2022 1.5%/1.25% p.a. (males/females)
2	Club Vita tables based on analysis of Scheme membership CMI 2021 1.5%/1.25% p.a. (males/females)
The principal actuarial assumptions have an effect on the amounts reported for the defined benefit obligation. A change as indicated in the table below in the principal actuarial assumptions would have the following effects on the defined benefit obligation per year-end:

	Estimated approximate effects on the defined benefit obligation

	2023	2022

Demographic actuarial assumptions

10% increase in mortality rates	(20)	(19)

10% decrease in mortality rates	23	22

Financial actuarial assumptions

100 basis points increase in discount rate	(131)	(130)

100 basis points decrease in discount rate	166	164

100 basis points increase in price inflation	62	55

100 basis points decrease in price inflation	(128)	(113)

Target Allocation of Plan Assets for Retirement Benefit Plans for the Next Annual Period

Target allocation of plan assets for retirement benefit plans for the next annual period is:

Equity instruments	16.1%

Debt instruments	83.9%

Aegon United States of America [member]
Statement [LineItems]
Summary of Actuarial Assumptions used to Determine Defined Benefit Obligations
The principal actuarial assumptions that apply for the year ended December 31 are as follows:

Actuarial assumptions used to determine defined benefit obligations at year-end	2023	2022
Demographic actuarial assumptions

Mortality	US mortality table 1)	US mortality table 1)

Financial actuarial assumptions

Discount rate	5.00%/4.93%	5.22%/5.14%

Salary increase rate	4.00%	4.00%

Health care trend rate	6,80%	6.30%

1
2023 assumption
-PRI-2012
Employee, Healthy Annuitant and Contingent Survivor Tables (90% white collar/10% blue collar) projected with Scale
MP-2021.
Comparative figures are as included in the Integrated Annual Report 2022.

The principal actuarial assumptions have an effect on the amounts reported for the defined benefit obligation. A change as indicated in the table below in the principal actuarial assumptions would have the following effects on the defined benefit obligation per year-end:

	Estimated approximate effects on the defined benefit obligation

	2023	2022

Demographic actuarial assumptions

10% increase in mortality rates	(47)	(50)

10% decrease in mortality rates	53	54

Financial actuarial assumptions

100 basis points increase in discount rate	(205)	(222)

100 basis points decrease in discount rate	250	277

100 basis points increase in salary increase rate	5	4

100 basis points decrease in salary increase rate	(4)	(3)

100 basis points increase in health care trend rate	10	10

100 basis points decrease in health care trend rate	(9)	(9)

Target Allocation of Plan Assets for Retirement Benefit Plans for the Next Annual Period

Target allocation of plan assets for retirement benefit plans for the next annual period is:

Equity instruments	2%-4%

Debt instruments	80%-90%

Other	8%-16%

Aegon Nederland N.V. [member]
Statement [LineItems]
Summary of Actuarial Assumptions used to Determine Defined Benefit Obligations
The principal actuarial assumptions that apply for the year-ended December 31 are as follows:

Actuarial assumptions used to determine defined benefit obligations at year-end	2023

Demographic actuarial assumptions

Mortality	AEGON 2023 1)

Financial actuarial assumptions

Discount rate	3.42%

Price inflation	2.36%

1	During 2023 the mortality table is adjusted, based on experience adjustments.
The principal actuarial assumptions have an effect on the amounts reported for the defined benefit obligation. A change as indicated in the table below in the principal actuarial assumptions of the retirement benefit plan would have the following effects per year-end:

Estimated approximate effects on the defined benefit obligation

2023

Demographic actuarial assumptions

10% increase in mortality rates	(1)

10% decrease in mortality rates	1

Financial actuarial assumptions

100 basis points increase in discount rate	(14)

100 basis points decrease in discount rate	18